SCHEDULE OF AMOUNTS RECEIVABLE (Details) - CAD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule Of Amounts Receivable
Trade accounts receivable	$ 1,027,593	$ 674,998
Sales tax receivable	102,381	54,592
Trade and other receivables, gross	1,129,974	729,590
Current portion	1,129,974	573,390
Long term portion		156,200
Trade and other receivables, net	$ 1,129,974	$ 729,590